Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

3.	RELATED PARTY TRANSACTIONS

The Company’s former office space during the year ended December 31, 2018 consisted of approximately 800 square feet, which was donated to it from one of its executive officers. There was no lease agreement and the Company paid no rent.

In April 2018, Rezaul Karim a former director exercised 100,000 options.

In June 2016, the Company entered into a contract with Rezaul Karim, one of its former directors, for the installation of an HC-1 system. The system installation was complete as of March 31, 2018. The system installation generated $31,789 of revenue during the three months ended March 31, 2018. The Company subcontracted the installation of the system to Renewable Energy Holdings LLC (“REH”), a company owned by Mike Strizki, one of the Company’s executive officers. James Strizki, one of the Company’s executive officers, is vice president of operations at REH. There was $31,617 of costs for the three months ended March 31, 2018.

The Company has entered into agreements to indemnify its directors and executive officers, in addition to the indemnification provided for in the Company’s articles of incorporation and bylaws. These agreements, among other things, provide for indemnification of the Company’s directors and executive officers for certain expenses (including attorneys’ fees), judgments, fines and settlement amounts incurred by any such person in any action or proceeding, including any action by or in the right of the Company, arising out of such person’s services as a director or executive officer of the Company, any subsidiary of the Company or any other company or enterprise to which the person provided services at the Company’s request. The Company believes that these provisions and agreements are necessary to attract and retain qualified persons as directors and executive officers.

There was $19,500 of management fees expensed for the three months ended March 31, 2019 and 2018 to Turquino Equity LLC (Turquino”), a significant shareholder.

On January 2, 2018, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $400,000 in 12% Convertible Debentures (“2018 Debentures”). On February 8, 2019, the Company and the holders of the 2018 Debentures entered into amendments (the “Amendments”) to the 2018 Debentures. The 2018 Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the “2020 Maturity Date”). Interest on the 2018 Debentures accrues at the rate of 12% per annum from January 2, 2018 through the date of the Amendments, and 10% per annum subsequent to the date of the Amendments, payable monthly in cash, beginning on February 1, 2018 and through the 2020 Maturity Date. The 2018 Debentures are convertible into common stock at a conversion price of $0.50 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

On August 21, 2018, PVBJ entered into a loan and security agreement (the “Credit Agreement”) with Thermo Communications Funding, LLC (“Thermo”). The Credit Agreement provides for a revolving line of credit in an amount not to exceed $350,000, which is evidenced by a promissory note issued by PVBJ to Thermo (the “Note”). Pursuant to the Credit Agreement, PVBJ granted a security interest to Thermo in all of its assets. In addition, pursuant to a limited recourse guaranty, Andrew Hidalgo, the Company’s Chief Executive Officer personally guaranteed the repayment of the Credit Agreement under certain conditions.

On February 8, 2019, the Company entered into a securities purchase agreement with two of its directors, pursuant to which the Company sold an aggregate principal amount of $150,000 in 10% Convertible Debentures (“2019 Debentures”). The 2019 Debentures, together with any accrued and unpaid interest, become due and payable on February 8, 2021 (the “2021 Maturity Date”). Interest on the 2019 Debentures accrues at the rate of 10% per annum, payable monthly in cash, beginning on March 1, 2019 and through the 2021 Maturity Date. The 2019 Debentures are convertible into common stock at a conversion price of $0.50 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $97,500 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

3.	RELATED PARTY TRANSACTIONS

The Company’s former office space during the years ended December 31, 2017 and 2018 consisted of approximately 800 square feet, which was donated to it from one of its executive officers. There was no lease agreement and the Company paid no rent.

Effective February 4, 2016, the Company sold 526,316 shares of common stock to Reza Enterprises, Inc., an entity beneficially owned by Rezaul Karim. In connection with, and as a condition of closing, the Company agreed to appoint Rezaul Karim to its board of directors. Rezaul Karim resigned from the board of directors effective April 1, 2017. On April 1, 2017, the Company entered into a consulting agreement with Rezaul Karim for a period of one year to promote our products and services. In April of 2017 and 2018, Rezaul Karim exercised 100,000 options.

In June 2016, the Company entered into a contract with Rezaul Karim, one of its former directors, for the installation of an HC-1 system. The system installation was complete pending any change orders as of December 31, 2018, and generated $31,789 and $85,919 of revenue for the years ended December 31, 2018 and 2017, respectively. The Company subcontracted the installation of the system to Renewable Energy Holdings LLC (“REH”), a company owned by Mike Strizki, one of the Company’s executive officers. James Strizki, one of the Company’s executive officers, is vice president of operations at REH. Costs incurred for REH were $31,617 and $87,649 for the years ended December 31, 2018 and 2017, respectively.

In September 2018, the Company entered into a contract with Steve Mullane, the Executive General Manager of Pride, for a solar installation. The system installation was complete as of December 31, 2018 and generated $8,759 of revenue in 2018 along with costs of $8,759.

The Company has entered into agreements to indemnify its directors and executive officers, in addition to the indemnification provided for in the Company’s articles of incorporation and bylaws. These agreements, among other things, provide for indemnification of the Company’s directors and executive officers for certain expenses (including attorneys’ fees), judgments, fines and settlement amounts incurred by any such person in any action or proceeding, including any action by or in the right of the Company, arising out of such person’s services as a director or executive officer of the Company, any subsidiary of the Company or any other company or enterprise to which the person provided services at the Company’s request. The Company believes that these provisions and agreements are necessary to attract and retain qualified persons as directors and executive officers.

At December 31, 2018 and December 31, 2017, the balances due to Turquino Equity LLC (Turquino”), a significant shareholder, amounted to $0 and $31,257, respectively. These balances represent expenses for management services. There was $78,000 of management fees expensed for the year ended December 31, 2018 and $184,004 for the year ended December 31, 2017.

On January 2, 2018, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with two of its directors, pursuant to which the Company sold an aggregate principal amount of $400,000 in 12% Convertible Debentures (“Debentures”), convertible into shares of the Company’s common stock at a conversion price of $0.75 per share. The Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the “Maturity Date”). Interest on the Debentures accrues at the rate of 12% per annum, payable monthly in cash, beginning on February 1, 2018 and through the Maturity Date. The Debentures are convertible into common stock at a conversion price of $0.75 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. Subsequent to December 31, 2018, the Debentures were amended to reduce the interest rate to 10% and reduce the conversion price to $0.50 (see Note 20). In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

On August 21, 2018, PVBJ entered into a loan and security agreement (the “Credit Agreement”) with Thermo Communications Funding, LLC (“Thermo”). The Credit Agreement provides for a revolving line of credit in an amount not to exceed $350,000, which is evidenced by a promissory note issued by PVBJ to Thermo (the “Note”). Pursuant to the Credit Agreement, PVBJ granted a security interest to Thermo in all of its assets. In addition, pursuant to a limited recourse guaranty, Andrew Hidalgo, the Company’s Chief Executive Officer personally guaranteed the repayment of the Credit Agreement under certain conditions.